                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02978

Morgan Stanley American Opportunities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
       NUMBER OF
         SHARES                                                                                    VALUE
-------------------------                                                                   --------------------

                             COMMON STOCKS (98.9%)
                             Advertising/Marketing Services (2.1%)
                 816,556     Getty Images, Inc. *                                           $        70,256,478
                                                                                            --------------------

                             Apparel/Footwear Retail (1.0%)
                 890,400     Chico's FAS, Inc. *                                                     32,766,720
                                                                                            --------------------

                             Biotechnology (6.5%)
                 736,900     Amgen Inc. *                                                            58,708,823
                 689,500     Genentech, Inc. *                                                       58,062,795
                 652,300     Genzyme Corp. *                                                         46,730,772
               1,010,724     Gilead Sciences, Inc. *                                                 49,282,902
                                                                                            --------------------
                                                                                                    212,785,292
                                                                                            --------------------
                             Casino/Gaming (0.9%)
                 462,800     Station Casinos, Inc.                                                   30,711,408
                                                                                            --------------------

                             Chemicals: Agricultural (3.4%)
               1,039,700     Monsanto Co.                                                            65,241,175
                 491,000     Potash Corp. of Saskatchewan, Inc. (Canada)                             45,820,120
                                                                                            --------------------
                                                                                                    111,061,295
                                                                                            --------------------
                             Coal (1.4%)
                 540,000     Peabody Energy Corp.                                                    45,549,000
                                                                                            --------------------

                             Computer Processing Hardware (5.1%)
               1,416,000     Apple Computer, Inc. *                                                  75,911,760
               2,703,250     Dell, Inc. *                                                            92,451,150
                                                                                            --------------------
                                                                                                    168,362,910
                                                                                            --------------------
                             Data Processing Services (0.9%)
                 767,800     CheckFree Corp. *                                                       29,038,196
                                                                                            --------------------

                             Discount Stores (4.0%)
               2,497,100     Target Corp.                                                           129,674,403
                                                                                            --------------------

                             Electronics/Appliance Stores (1.6%)
               1,246,050     Best Buy Co., Inc.                                                      54,240,556
                                                                                            --------------------

                             Financial Publishing/Services (1.7%)
               1,107,600     Moody's Corp.                                                           56,576,208
                                                                                            --------------------

                             Food: Major Diversified (1.3%)
                 552,900     Campbell Soup Co.                                                       16,448,775
                 577,700     Kellogg Co.                                                             26,649,301
                                                                                            --------------------
                                                                                                     43,098,076
                                                                                            --------------------
                             Home Improvement Chains (1.7%)
               1,423,700     Home Depot, Inc. (The)                                                  54,299,918
                                                                                            --------------------

                             Hotels/Resorts/Cruiselines (2.9%)
               1,887,700     Carnival Corp. (Panama)                                                 94,347,246
                                                                                            --------------------

                             Industrial Conglomerates (1.0%)
                 975,300     General Electric Co.                                                    32,838,351
                                                                                            --------------------

                             Information Technology Services (0.7%)
                 509,100     Cognizant Technology Solutions Corp. (Class A) *                        23,718,969
                                                                                            --------------------

                             Integrated Oil (1.1%)
                 610,300     Suncor Energy, Inc. (Canada)                                            36,941,459
                                                                                            --------------------

                             Internet Software/Services (8.6%)
                 566,950     Google, Inc. (Class A) *                                               179,416,997
               3,041,500     Yahoo!, Inc. *                                                         102,924,360
                                                                                            --------------------
                                                                                                    282,341,357
                                                                                            --------------------
                             Investment Banks/Brokers (3.2%)
                  60,000     Chicago Mercantile Exchange Holdings, Inc.                              20,238,000
                 696,175     Goldman Sachs Group Inc. (The)                                          84,640,956
                                                                                            --------------------
                                                                                                    104,878,956
                                                                                            --------------------
                             Major Banks (3.3%)
                  11,400     Sumitomo Mitsui Financial Group, Inc. (Japan)                          107,442,967
                                                                                            --------------------

                             Major Telecommunications (3.8%)
               5,257,619     Sprint Nextel Corp.                                                    125,026,180
                                                                                            --------------------

                             Managed Health Care (4.0%)
               2,322,900     UnitedHealth Group Inc.                                                130,546,980
                                                                                            --------------------

                             Medical Specialties (6.4%)
                 895,400     Alcon, Inc. (Switzerland)                                              114,503,752
                 494,000     Dade Behring Holdings Inc.                                              18,110,040
               1,100,500     Medtronic, Inc.                                                         59,008,810
                 414,700     St. Jude Medical, Inc. *                                                19,407,960
                                                                                            --------------------
                                                                                                    211,030,562
                                                                                            --------------------
                             Miscellaneous Commercial Services (0.4%)
                 376,100     Bright Horizons Family Solutions, Inc. *                                14,442,240
                                                                                            --------------------

                             Multi-Line Insurance (1.0%)
                 445,400     Hartford Financial Services Group, Inc. (The)                           34,371,518
                                                                                            --------------------

                             Oil & Gas Production (7.2%)
                 693,300     EnCana Corp. (Canada)                                                   40,426,323
                 311,100     Southwestern Energy Co. *                                               22,834,740
               3,017,500     Ultra Petroleum Corp. (Canada) *                                       171,635,400
                                                                                            --------------------
                                                                                                    234,896,463
                                                                                            --------------------
                             Other Consumer Services (6.3%)
               1,022,807     Apollo Group, Inc. (Class A) *                                          67,904,157
               3,332,100     eBay, Inc. *                                                           137,282,520
                                                                                            --------------------
                                                                                                    205,186,677
                                                                                            --------------------
                             Packaged Software (0.9%)
               1,040,700     Adobe Systems, Inc.                                                     31,064,895
                                                                                            --------------------

                             Personnel Services (1.5%)
               1,647,400     Monster Worldwide, Inc. *                                               50,591,654
                                                                                            --------------------

                             Pharmaceuticals: Major (3.7%)
               1,643,500     Johnson & Johnson                                                      104,000,680
                 845,800     Schering-Plough Corp.                                                   17,804,090
                                                                                            --------------------
                                                                                                    121,804,770
                                                                                            --------------------
                             Property - Casualty Insurers (1.0%)
                  11,511     Berkshire Hathaway, Inc. (Class B) *                                    31,436,541
                                                                                            --------------------

                             Semiconductors (5.3%)
               3,524,000     Intel Corp.                                                             86,866,600
               1,863,900     Marvell Technology Group, Ltd. (Bermuda) *                              85,944,429
                                                                                            --------------------
                                                                                                    172,811,029
                                                                                            --------------------
                             Specialty Telecommunications (1.4%)
               1,818,674     Crown Castle International Corp. *                                      44,793,941
                                                                                            --------------------

                             Telecommunication Equipment (1.8%)
                 828,400     Corning, Inc. *                                                         16,012,972
                 928,900     QUALCOMM Inc.                                                           41,568,275
                                                                                            --------------------
                                                                                                     57,581,247
                                                                                            --------------------
                             Wireless Telecommunications (1.8%)
               2,236,200     America Movil S.A. de C.V. (Series L) (ADR) (Mexico)                    58,856,784
                                                                                            --------------------

                             TOTAL COMMON STOCKS
                               (Cost $2,620,100,063)                                              3,245,371,246
                                                                                            --------------------

       PRINCIPAL
       AMOUNT IN
       THOUSANDS
-------------------------
                             SHORT-TERM INVESTMENT (1.2%)
                             REPURCHASE AGREEMENT
                $ 39,247     Joint Repurchase Agreement Account 3.825% due 10/03/05
                             (dated 09/30/05; proceeds $39,259,510) (a)
                             (Cost $ 39,247,000 )                                                    39,247,000
                                                                                            --------------------

                             TOTAL INVESTMENTS
                               (Cost $2,659,347,063) (b)                     100.1%               3,284,618,246
                             LIABILITIES IN EXCESS OF OTHER ASSETS            (0.1)                  (2,843,671)
                                                                          --------------    --------------------
                             NET ASSETS                                      100.0%              $3,281,774,575
                                                                          ==============    ====================

-----------------------------

          ADR                American Depositary Receipt.
           *                 Non-income producing security.
          (a)                Collateralized by federal agency and U.S. Treasury obligations.
          (b)                The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $652,118,520 and the aggregate gross unrealized depreciation is $26,847,337, resulting in net unrealized appreciation of $625,271,183.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley American Opportunities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005

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                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley American
     Opportunities Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 21, 2005

                                               /s/ Ronald E. Robison
                                               Ronald E. Robison
                                               Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley American
     Opportunities Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 21, 2005

                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer

                                       5